SCHEDULE OF LEASE EXPENSE (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Leases
Operating lease cost	$ 381	$ 328
Amortization of right-of-use assets	262	303
Interest on lease liabilities	17	50
Total lease cost	$ 660	$ 681